Cover	6 Months Ended
Sep. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001495222
Document Type	N-CSRS
Entity Registrant Name	Oxford Lane Capital Corp.
Document Period End Date	Sep. 30, 2026
Amendment Flag	false